UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

International Discovery Fund

Investor Class (PRIDX)

This annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$140	1.25%

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Our overweight position and stock choices in China also added value.

  On the negative side, the leading detractor from relative performance was stock selection in Italy. Amplifon was a major laggard. The retailer of hearing care solutions saw disappointing performance in European markets, particularly France, and faced some operational challenges in Spain. Our stock choices in the UK also weighed on performance.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We focus on companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to try and ensure a balanced portfolio. The recent past has been a tough environment for quality compounders so this was an area of focus, especially as we started to see signs that major external disruptions (COVID on/off, supply chain collapse/overstock, China weakness) were beginning to normalize.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,819	9,720	9,812
2015	10,889	10,600	10,841
2015	10,918	10,133	10,494
2015	10,663	9,643	10,186
2016	10,196	8,675	9,341
2016	10,744	9,549	10,464
2016	11,129	9,720	10,652
2016	11,238	9,749	10,621
2017	11,416	10,096	10,940
2017	12,586	10,766	11,783
2017	13,679	11,551	12,648
2017	14,626	12,066	13,306
2018	16,156	13,148	14,639
2018	15,558	12,525	13,976
2018	15,562	12,273	13,559
2018	13,416	11,052	11,956
2019	13,560	11,441	12,182
2019	14,608	12,027	12,772
2019	14,351	11,911	12,609
2019	14,767	12,274	12,971
2020	15,417	12,587	13,417
2020	14,141	10,635	11,025
2020	17,329	12,032	12,841
2020	18,280	12,059	12,980
2021	22,032	14,475	15,758
2021	23,542	15,452	17,289
2021	24,197	15,613	17,701
2021	23,672	15,765	17,726
2022	20,996	14,982	16,329
2022	17,590	13,771	14,992
2022	17,238	13,095	14,140
2022	14,907	11,752	12,573
2023	17,693	14,011	15,005
2023	17,510	14,046	14,859
2023	18,034	14,763	15,574
2023	15,674	13,096	13,683
2024	17,858	14,850	15,423
2024	18,782	15,405	15,855
2024	19,864	16,209	16,634
2024	19,534	16,286	16,600

202411-4029887, 202412-3916123

F38-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Discovery Fund (Investor Class)	24.63%	5.76%	6.92%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.35	5.82	5.00
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	21.32	5.06	5.20

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,952,748
  Number of Portfolio Holdings233
  Investment Advisory Fees Paid (000s)$62,432
  Portfolio Turnover Rate29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	23.3%
Consumer Discretionary	16.9
Information Technology	11.0
Financials	10.5
Materials	9.9
Health Care	8.4
Energy	4.5
Real Estate	4.4
Communication Services	3.4
Other	7.7

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.1%
MercadoLibre, Argentina	1.8
Redcare Pharmacy, Germany	1.6
SPIE, France	1.5
China Resources Mixc Lifestyle Services, China	1.2
Amplifon, Italy	1.1
FPT, Vietnam	1.0
Laboratorios Farmaceuticos Rovi, Spain	1.0
Croda International, United Kingdom	0.9
Descartes Systems Group, Canada	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Discovery Fund

Investor Class (PRIDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Discovery Fund

I Class (TIDDX)

This annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$121	1.08%

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Our overweight position and stock choices in China also added value.

  On the negative side, the leading detractor from relative performance was stock selection in Italy. Amplifon was a major laggard. The retailer of hearing care solutions saw disappointing performance in European markets, particularly France, and faced some operational challenges in Spain. Our stock choices in the UK also weighed on performance.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We focus on companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to try and ensure a balanced portfolio. The recent past has been a tough environment for quality compounders so this was an area of focus, especially as we started to see signs that major external disruptions (COVID on/off, supply chain collapse/overstock, China weakness) were beginning to normalize.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
1/31/16	475,756	468,738	469,923
4/30/16	501,503	515,954	526,403
7/31/16	519,677	525,191	535,847
10/31/16	524,850	526,800	534,291
1/31/17	533,356	545,557	550,341
4/30/17	588,175	581,726	592,736
7/31/17	639,430	624,151	636,236
10/31/17	683,844	651,991	669,345
1/31/18	755,611	710,421	736,441
4/30/18	727,958	676,769	703,056
7/31/18	728,357	663,160	682,110
10/31/18	628,128	597,188	601,455
1/31/19	635,139	618,205	612,808
4/30/19	684,429	649,850	642,507
7/31/19	672,638	643,599	634,280
10/31/19	692,290	663,243	652,500
1/31/20	723,058	680,119	674,966
4/30/20	663,394	574,661	554,626
7/31/20	813,252	650,119	645,984
10/31/20	858,080	651,597	652,939
1/31/21	1,034,494	782,143	792,728
4/30/21	1,105,850	834,957	869,713
7/31/21	1,136,977	843,638	890,433
10/31/21	1,112,592	851,865	891,686
1/31/22	987,267	809,553	821,424
4/30/22	827,505	744,088	754,176
7/31/22	811,203	707,598	711,318
10/31/22	701,912	635,017	632,483
1/31/23	833,248	757,099	754,843
4/30/23	825,046	758,983	747,494
7/31/23	849,921	797,689	783,453
10/31/23	738,992	707,644	688,329
1/31/24	842,374	802,424	775,873
4/30/24	886,391	832,396	797,585
7/31/24	937,698	875,826	836,760
10/31/24	922,567	879,987	835,047

202411-4029887, 202412-3916123

F436-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
International Discovery Fund (I Class)	24.84%	5.91%	7.15%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.35	5.82	6.58
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	21.32	5.06	5.95

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,952,748
  Number of Portfolio Holdings233
  Investment Advisory Fees Paid (000s)$62,432
  Portfolio Turnover Rate29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	23.3%
Consumer Discretionary	16.9
Information Technology	11.0
Financials	10.5
Materials	9.9
Health Care	8.4
Energy	4.5
Real Estate	4.4
Communication Services	3.4
Other	7.7

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.1%
MercadoLibre, Argentina	1.8
Redcare Pharmacy, Germany	1.6
SPIE, France	1.5
China Resources Mixc Lifestyle Services, China	1.2
Amplifon, Italy	1.1
FPT, Vietnam	1.0
Laboratorios Farmaceuticos Rovi, Spain	1.0
Croda International, United Kingdom	0.9
Descartes Systems Group, Canada	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Discovery Fund

I Class (TIDDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Discovery Fund

Z Class (TRZKX)

This annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Our overweight position and stock choices in China also added value.

  On the negative side, the leading detractor from relative performance was stock selection in Italy. Amplifon was a major laggard. The retailer of hearing care solutions saw disappointing performance in European markets, particularly France, and faced some operational challenges in Spain. Our stock choices in the UK also weighed on performance.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We focus on companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to try and ensure a balanced portfolio. The recent past has been a tough environment for quality compounders so this was an area of focus, especially as we started to see signs that major external disruptions (COVID on/off, supply chain collapse/overstock, China weakness) were beginning to normalize.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
4/30/21	10,103	10,110	10,346
7/31/21	10,415	10,215	10,592
10/31/21	10,218	10,315	10,607
1/31/22	9,091	9,803	9,771
4/30/22	7,640	9,010	8,971
7/31/22	7,510	8,568	8,461
10/31/22	6,516	7,689	7,524
1/31/23	7,757	9,167	8,979
4/30/23	7,699	9,190	8,892
7/31/23	7,955	9,659	9,319
10/31/23	6,935	8,569	8,188
1/31/24	7,927	9,716	9,229
4/30/24	8,364	10,079	9,488
7/31/24	8,873	10,605	9,954
10/31/24	8,752	10,655	9,933

202411-4029887, 202412-3916123

F1413-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
International Discovery Fund (Z Class)	26.21%	-3.55%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.35	1.74
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	21.32	-0.18

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,952,748
  Number of Portfolio Holdings233
  Investment Advisory Fees Paid (000s)$62,432
  Portfolio Turnover Rate29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	23.3%
Consumer Discretionary	16.9
Information Technology	11.0
Financials	10.5
Materials	9.9
Health Care	8.4
Energy	4.5
Real Estate	4.4
Communication Services	3.4
Other	7.7

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.1%
MercadoLibre, Argentina	1.8
Redcare Pharmacy, Germany	1.6
SPIE, France	1.5
China Resources Mixc Lifestyle Services, China	1.2
Amplifon, Italy	1.1
FPT, Vietnam	1.0
Laboratorios Farmaceuticos Rovi, Spain	1.0
Croda International, United Kingdom	0.9
Descartes Systems Group, Canada	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Discovery Fund

Z Class (TRZKX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	4,850	5,591
Tax Fees	1,681	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIDX International Discovery
Fund
TIDDX International Discovery
Fund–
.
I Class
TRZKX International Discovery
Fund–
.
Z Class

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 54.73 $ 53.67 $ 98.74 $ 79.63 $ 65.08
Investment activities
Net investment income (loss)
(1)(2)
1.03 0.51 0.18 (0.08) 0.05
Net realized and unrealized
gain/loss 12.33 2.36 (32.33) 23.09 15.29
Total from investment activities 13.36 2.87 (32.15) 23.01 15.34
Distributions
Net investment income (0.79) — — (0.07) (0.57)
Net realized gain (0.50) (1.81) (12.92) (3.83) (0.22)
Total distributions (1.29) (1.81) (12.92) (3.90) (0.79)
NET ASSET VALUE
End of period $ 66.80 $ 54.73 $ 53.67 $ 98.74 $ 79.63
Ratios/Supplemental Data
Total return
(2)(3)
24.63% 5.14% (37.03)% 29.50% 23.79%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.25% 1.24% 1.23% 1.18% 1.19%
Net expenses after waivers/
payments by Price Associates 1.25% 1.24% 1.23% 1.18% 1.19%
Net investment income (loss) 1.61% 0.86% 0.25% (0.08)% 0.08%
Portfolio turnover rate 29.3% 28.3% 24.6% 29.4% 26.8%
Net assets, end of period (in
millions) $2,168 $2,408 $2,647 $5,979 $5,081
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 54.96 $ 53.82 $ 99.01 $ 79.82 $ 65.17
Investment activities
Net investment income
(1)(2)
1.20 0.60 0.38 0.06 0.14
Net realized and unrealized
gain/loss 12.32 2.35 (32.47) 23.12 15.32
Total from investment activities 13.52 2.95 (32.09) 23.18 15.46
Distributions
Net investment income (0.91) — — (0.16) (0.59)
Net realized gain (0.50) (1.81) (13.10) (3.83) (0.22)
Total distributions (1.41) (1.81) (13.10) (3.99) (0.81)
NET ASSET VALUE
End of period $ 67.07 $ 54.96 $ 53.82 $ 99.01 $ 79.82
Ratios/Supplemental Data
Total return
(2)(3)
24.84% 5.28% (36.91)% 29.66% 23.95%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.09% 1.09% 1.08% 1.05% 1.06%
Net expenses after waivers/
payments by Price Associates 1.08% 1.09% 1.08% 1.05% 1.06%
Net investment income 1.84% 1.01% 0.56% 0.06% 0.21%
Portfolio turnover rate 29.3% 28.3% 24.6% 29.4% 26.8%
Net assets, end of period (in
millions) $3,667 $3,095 $3,172 $4,661 $3,965
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 55 .84 $ 54 .08 $ 99 .53 $ 97 .41
Investment activities
Net investment income
(2)(3)
1 .92 1 .25 1 .08 1 .04
Net realized and unrealized gain/loss 12 .51 2 .32 ( 32 .43 ) 1 .08
Total from investment activities 14 .43 3 .57 ( 31 .35 ) 2 .12
Distributions
Net investment income ( 1 .50 ) — — —
Net realized gain ( 0 .50 ) ( 1 .81 ) ( 14 .10 ) —
Total distributions ( 2 .00 ) ( 1 .81 ) ( 14 .10 ) —
NET ASSET VALUE
End of period $ 68 .27 $ 55 .84 $ 54 .08 $ 99 .53
Ratios/Supplemental Data
Total return
(3)(4)
26 .21% 6 .43% ( 36 .23 ) % 2 .18%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 1 .06% 1 .07% 1 .07% 1 .05%
(5)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 2 .91% 2 .07% 1 .58% 1 .51%
(5)
Portfolio turnover rate 29 .3% 28 .3% 24 .6% 29 .4%
Net assets, end of period (in millions) $118 $118 $122 $197
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Arcos Dorados Holdings, Class A (USD)  1,592,589 14,031
MercadoLibre (USD) (1) 51,052 104,002
Total Argentina (Cost $21,022) 118,033
AUSTRALIA 1.2%
Common Stocks 1.2%
ALS  1,382,863 12,766
Cochlear  85,823 15,889
oOh!media  14,864,479 12,056
Pilbara Minerals (1) 7,753,101 14,360
Reliance Worldwide  4,468,797 15,216
Total Australia (Cost $61,181) 70,287
AUSTRIA 2.3%
Common Stocks 2.3%
BAWAG Group  1,598,780 123,921
Schoeller-Bleckmann Oilfield Equipment  525,291 15,771
Total Austria (Cost $97,375) 139,692
BRAZIL 1.6%
Common Stocks 1.6%
CI&T, Class A (USD) (1) 3,101,158 20,406
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,748,024 12,416
Klabin  9,697,876 35,212
Multiplan Empreendimentos Imobiliarios  3,471,606 15,367
TOTVS  2,783,934 14,370
97,771
Preferred Stocks 0.0%
Klabin  2 —
—
Total Brazil (Cost $106,676) 97,771

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
CANADA 9.0%
Common Stocks 9.0%
Aritzia (1) 1,057,723 34,056
AtkinsRealis Group (2) 1,013,470 48,768
ATS (1) 619,520 18,568
Aya Gold & Silver (1)(2) 2,856,011 36,696
BRP (2) 228,907 11,286
Definity Financial  952,547 36,758
dentalcorp Holdings (1)(2) 2,153,715 14,525
Descartes Systems Group (1) 497,046 51,638
ERO Copper (1)(2) 2,144,488 39,383
Exchange Income (2) 767,671 30,186
Jamieson Wellness (2) 967,335 23,045
Kinaxis (1) 166,404 18,481
Maple Leaf Foods  1,045,370 15,812
NuVista Energy (1) 2,492,491 20,014
Osisko Gold Royalties  845,600 17,017
Richelieu Hardware  678,062 17,868
Shopify, Class A (1) 482,753 37,764
Spin Master  862,393 18,253
StorageVault Canada (2) 7,338,233 21,450
Wesdome Gold Mines (1) 2,521,607 22,095
Total Canada (Cost $409,652) 533,663
CHINA 12.1%
Common Stocks 5.8%
Atour Lifestyle Holdings, ADR (USD)  484,742 12,700
Bilibili, Class Z (HKD) (1) 790,420 17,464
BOC Aviation (HKD)  2,398,700 18,604
Bosideng International Holdings (HKD)  49,484,000 27,748
China Resources Gas Group (HKD)  7,295,900 28,130
China Resources Mixc Lifestyle Services (HKD)  17,816,600 73,501
COSCO SHIPPING Energy Transportation, Class H
(HKD) (2) 9,518,000 9,109
H World Group (HKD)  8,989,600 33,089
Haier Smart Home, Class H (HKD)  4,995,800 18,131
Kanzhun, ADR (USD)  1,217,436 17,714
Kingboard Laminates Holdings (HKD)  19,063,000 16,565
Ninebot, CDR  3,686,451 22,961
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,432,400 17,071

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Tsingtao Brewery, Class H (HKD) (2) 2,926,000 18,841
Yangzijiang Shipbuilding Holdings (SGD)  6,803,000 13,217
344,845
Common Stocks - China A Shares 6.3%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  723,054 12,173
China Oilfield Services, A Shares (CNH)  11,805,120 25,032
CNOOC Energy Technology & Services, A Shares (CNH)  40,611,824 24,935
Fuyao Glass Industry Group, A Shares (CNH)  1,534,918 12,293
Hongfa Technology, A Shares (CNH)  5,841,432 24,900
Huali Industrial Group, A Shares (CNH)  1,312,230 12,337
Humanwell Healthcare Group, A Shares (CNH)  4,658,000 14,114
Jiangsu Hengli Hydraulic, A Shares (CNH)  3,310,813 24,106
Loncin Motor, A Shares (CNH)  10,476,200 12,037
Shandong Pharmaceutical Glass, A Shares (CNH)  5,700,114 20,169
Shenzhen Jufei Optoelectronics, A Shares (CNH)  17,257,604 18,702
WUS Printed Circuit Kunshan, A Shares (CNH)  2,066,610 11,736
Xiamen Faratronic, A Shares (CNH)  2,413,928 38,509
Xuji Electric, A Shares (CNH)  6,457,700 27,587
Yankershop Food, A Shares (CNH)  3,519,280 24,827
Yantai Jereh Oilfield Services Group, A Shares (CNH)  6,023,044 28,407
YTO Express Group, A Shares (CNH)  6,501,034 15,014
Yunnan Aluminium, A Shares (CNH)  14,039,200 28,024
374,902
Total China (Cost $666,290) 719,747
DENMARK 0.8%
Common Stocks 0.8%
Royal Unibrew  225,316 16,951
Zealand Pharma (1)(2) 275,991 31,861
Total Denmark (Cost $22,831) 48,812
FINLAND 0.4%
Common Stocks 0.4%
Mandatum  833,740 3,850
Valmet (2) 776,626 19,898
Total Finland (Cost $23,616) 23,748

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 6.3%
Common Stocks 6.3%
Beneteau (2) 1,728,318 19,012
Coface  1,174,310 18,937
Edenred  586,437 18,967
Eramet (2) 265,339 15,680
Esker  113,596 32,384
Eurofins Scientific  602,381 29,711
Lectra (2) 727,962 20,248
Nexity (1)(2) 2,070,747 32,347
Planisware (1) 1,544,989 37,782
Robertet  1,037 1,053
SPIE  2,394,261 86,657
Verallia  595,093 17,162
Virbac  110,813 42,117
Total France (Cost $310,679) 372,057
GERMANY 5.3%
Common Stocks 5.3%
Adesso (2) 120,492 8,793
flatexDEGIRO  3,250,900 47,756
Hypoport (1)(2) 92,465 21,711
Knaus Tabbert (2) 334,692 8,230
Nagarro (1)(2) 176,570 17,249
Redcare Pharmacy (1)(2) 634,565 97,183
Schott Pharma (2) 860,983 27,889
Scout24  275,172 23,771
Siltronic (2) 760,334 43,191
Zalando (1) 747,050 22,615
Total Germany (Cost $294,836) 318,388
HONG KONG 0.3%
Common Stocks 0.3%
Impro Precision Industries  31,938,000 9,407
Yue Yuen Industrial Holdings  4,157,000 8,739
Total Hong Kong (Cost $21,369) 18,146

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
INDIA 5.2%
Common Stocks 5.2%
Astral  1,256,066 26,393
Blue Star  1,534,706 34,039
Computer Age Management Services  107,828 5,681
Craftsman Automation  64,724 3,911
CreditAccess Grameen  1,341,859 15,616
Dixon Technologies India  176,257 29,407
Info Edge India  297,371 26,238
Metro Brands  1,116,438 15,899
Page Industries  49,352 25,289
Polycab India  436,081 33,446
Sapphire Foods India (1) 4,356,234 16,605
TeamLease Services (1) 263,213 8,724
Torrent Pharmaceuticals  424,709 16,143
Vedant Fashions  1,196,564 19,914
Zomato (1) 11,417,006 32,755
Total India (Cost $153,545) 310,060
IRELAND 0.7%
Common Stocks 0.7%
Cairn Homes (GBP)  17,728,142 41,090
Total Ireland (Cost $20,618) 41,090
ITALY 3.8%
Common Stocks 3.8%
Amplifon (2) 2,283,732 63,794
Ariston Holding (2) 2,707,959 11,398
BFF Bank  1,899,657 18,550
Carel Industries (2) 1,463,065 30,071
Ermenegildo Zegna (USD) (2) 3,064,085 23,287
FinecoBank Banca Fineco  2,170,955 34,658
GVS (1) 2,597,076 17,383
Interpump Group  306,584 13,622
Technoprobe (1)(2) 2,345,741 15,928
Total Italy (Cost $173,015) 228,691

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 19.6%
Common Stocks 19.6%
Aiful  19,715,900 41,430
Daicel  1,390,600 12,273
Daiei Kankyo  1,316,400 27,152
Daiwabo Holdings  1,496,700 26,943
Dexerials  946,600 14,452
eGuarantee  642,600 6,367
Eiken Chemical  1,058,700 17,135
Fukuoka Financial Group  575,900 13,137
Fuso Chemical  415,500 10,134
Hanwa  1,325,800 43,928
Hikari Tsushin  144,500 29,165
Horiba  504,200 30,995
Idec  1,057,300 17,044
IHI  673,000 35,830
Konica Minolta  8,828,200 36,853
Kyoritsu Maintenance  340,000 5,459
METAWATER  1,394,700 16,137
Miura  1,699,300 39,680
Modec  1,023,400 22,284
Nakanishi  987,600 16,794
Nextage (2) 2,774,300 26,627
Nifco  1,291,500 30,003
Nippon Seiki  2,659,100 20,791
Nippon Soda  2,232,100 37,178
Nissan Chemical  364,200 12,301
Niterra  1,220,900 34,602
Obara Group (3) 1,460,000 40,408
Open House Group  351,200 12,946
Persol Holdings  11,280,500 18,946
Rengo  3,764,000 22,798
Resorttrust  1,551,800 28,197
Round One  2,612,900 16,537
Sakata INX (3) 3,712,400 37,321
Sankyu  434,100 15,078
Sega Sammy Holdings  1,405,300 26,446
Shimizu  3,589,900 23,783
Sumitomo Seika Chemicals  504,400 16,747
Taiheiyo Cement  2,214,500 48,243
Takashimaya  3,208,200 25,401

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Takeuchi Manufacturing  471,300 14,687
Tokai Carbon (2) 4,194,200 23,674
Tokyo Century  1,649,300 16,780
Tokyo Kiraboshi Financial Group  539,700 14,518
Tokyo Seimitsu  352,800 18,984
Tokyo Tatemono (2) 1,646,300 26,884
Toyo Tire  3,045,200 43,205
TRYT (2) 5,890,900 14,405
Yamaha (2) 2,765,000 22,328
Yellow Hat  813,900 13,266
Total Japan (Cost $1,022,760) 1,166,276
LITHUANIA 0.4%
Common Stocks 0.4%
Baltic Classifieds Group (GBP)  5,862,993 23,918
Total Lithuania (Cost $13,364) 23,918
MAURITIUS 0.3%
Common Stocks 0.3%
Alphamin Resources (CAD) (2) 19,122,691 16,069
Total Mauritius (Cost $14,585) 16,069
MEXICO 0.7%
Common Stocks 0.7%
Corp. Inmobiliaria Vesta (2) 6,746,098 17,565
Corp. Inmobiliaria Vesta, ADR (USD)  162,396 4,232
Grupo Aeroportuario del Sureste, ADR (USD)  65,558 17,654
Total Mexico (Cost $28,471) 39,451
NETHERLANDS 1.1%
Common Stocks 1.1%
Aalberts  487,175 17,580
IMCD  301,286 47,902
Total Netherlands (Cost $20,130) 65,482

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,114,925 23,894
Total New Zealand (Cost $1,014) 23,894
NORWAY 1.9%
Common Stocks 1.9%
Frontline (2) 954,769 18,461
Seadrill (USD) (1) 313,196 12,324
Subsea 7  2,692,050 41,377
TGS  4,354,314 39,507
Total Norway (Cost $131,326) 111,669
SLOVENIA 0.3%
Common Stocks 0.3%
Nova Ljubljanska Banka, GDR  631,858 16,900
Total Slovenia (Cost $15,408) 16,900
SOUTH KOREA 0.3%
Common Stocks 0.3%
JYP Entertainment  426,659 15,007
Total South Korea (Cost $16,431) 15,007
SPAIN 2.6%
Common Stocks 2.6%
Aedas Homes  956,874 27,320
Amadeus IT Group  534,916 38,778
Fluidra  1,074,572 29,044
Laboratorios Farmaceuticos Rovi  668,506 56,790
Total Spain (Cost $80,784) 151,932
SWEDEN 2.5%
Common Stocks 2.5%
Beijer Ref (2) 1,418,470 21,367
Camurus (1) 410,839 23,103
Nordnet (2) 1,579,989 32,876

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Norva24 Group (1) 6,897,787 20,243
Sweco, Class B  1,107,446 18,721
Trelleborg, Class B  495,577 16,486
Troax Group  754,333 15,329
Total Sweden (Cost $117,189) 148,125
SWITZERLAND 2.1%
Common Stocks 2.1%
ams-OSRAM (1)(2) 671,434 6,508
Bossard Holding, Class A (2) 54,725 13,149
DKSH Holding  490,967 35,075
Montana Aerospace (1) 2,549,027 45,022
Sensirion Holding (1)(2) 36,681 2,674
SKAN Group  116,069 10,383
Tecan Group  58,892 14,881
Total Switzerland (Cost $149,000) 127,692
TAIWAN 0.3%
Common Stocks 0.3%
Accton Technology  922,000 15,493
Total Taiwan (Cost $15,699) 15,493
UNITED KINGDOM 10.2%
Common Stocks 10.2%
Adriatic Metals, CDI (AUD) (1) 13,792,115 38,547
Auction Technology Group (1) 4,954,964 28,775
Big Yellow Group  2,094,033 32,475
Bridgepoint Group  7,471,970 30,227
Croda International  1,076,909 51,674
Diploma  291,072 16,001
Genuit Group  4,828,579 29,194
Genus  1,250,218 33,793
Helios Towers (1) 16,765,031 22,868
Hiscox  2,108,219 29,313
Intermediate Capital Group  1,472,648 39,120
IQE (1)(2)(3) 64,350,632 9,905
Oxford Nanopore Technologies (1) 4,837,816 8,431
Persimmon  1,106,272 20,965
Renishaw  427,627 17,318
Rightmove  2,201,254 16,762

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Rotork  11,649,171 45,206
Spirax Group  554,053 46,247
Syncona (1) 7,941,657 11,114
Watches of Switzerland Group (1) 4,055,451 21,320
Weir Group  1,182,992 31,858
YouGov  4,528,318 26,974
Total United Kingdom (Cost $560,324) 608,087
UNITED STATES 0.3%
Common Stocks 0.3%
Kosmos Energy (1) 5,147,628 19,355
Total United States (Cost $31,938) 19,355
VIETNAM 2.3%
Common Stocks 2.3%
Asia Commercial Bank  30,652,910 32,487
FPT  10,902,328 58,365
Hoa Phat Group (1) 29,795,040 31,608
Military Commercial Joint Stock Bank  15,901,200 16,754
Total Vietnam (Cost $101,037) 139,214
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 155,766,383 155,766
Total Short-Term Investments (Cost $155,766) 155,766

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 192,325,487 192,325
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 192,325
Total Securities Lending Collateral (Cost $192,325) 192,325
Total Investments in Securities
102.1% of Net Assets
(Cost $5,050,256) $ 6,076,840
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at October 31, 2024.
(3) Affiliated Companies
(4) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
IQE  $ (6,153) $ 6,172 $ —
Nippon Soda  1,072 (4,480) 1,732
Obara Group  (217) 5,553 1,279
Sakata INX  (654) 7,182 962
T. Rowe Price Government Reserve Fund,
4.86% — — 2,903++
Affiliates not held at period end 54,941 3,295 41,101
Totals $ 48,989# $ 17,722 $ 47,977+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
Ascential  $ 111,644 $ — $ 129,501 $ —
IQE  12,059 — 8,326 9,905
Marcopolo  43,858 — 29,296 —
Nippon Soda  53,725 — 12,067 *
Obara Group  31,492 4,231 868 40,408
Sakata INX  32,265 — 2,126 37,321
T. Rowe Price Government
Reserve Fund, 4.86% 130,552  ¤  ¤ 348,091
Total $ 435,725^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $47,977 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $457,011.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,050,256) $ 6,076,840
Receivable for investment securities sold 86,554
Dividends receivable 15,693
Foreign currency (cost $5,616) 5,596
Receivable for shares sold 2,246
Cash 1
Other assets 7,968
Total assets 6,194,898
Liabilities
Obligation to return securities lending collateral 192,325
Payable for investment securities purchased 12,675
Payable for shares redeemed 5,698
Investment management fees payable 5,491
Due to affiliates 87
Payable to directors 2
Other liabilities 25,872
Total liabilities 242,150
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 5,952,748

T. ROWE PRICE International Discovery Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,151,234
Paid-in capital applicable to 88,853,437 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,801,514
NET ASSETS $ 5,952,748
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,167,983; Shares outstanding: 32,454,065) $ 66.80
I Class
(Net assets: $3,666,908; Shares outstanding: 54,673,083) $ 67.07
Z Class
(Net assets: $117,857; Shares outstanding: 1,726,289) $ 68.27

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $7,893) $ 177,289
Securities lending 1,729
Other 3
Total income 179,021
Expenses
Investment management 63,905
Shareholder servicing
Investor Class $ 3,885
I Class 392 4,277
Prospectus and shareholder reports
Investor Class 475
I Class 441 916
Custody and accounting 1,105
Legal and audit 129
Registration 103
Proxy and annual meeting 59
Directors 21
Miscellaneous 338
Waived / paid by Price Associates (1,473)
Total expenses 69,380
Net investment income 109,641

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $7,151) 172,570
Foreign currency transactions 746
Net realized gain 173,316
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $9,935) 1,063,607
Other assets and liabilities denominated in foreign currencies (451)
Change in net unrealized gain / loss 1,063,156
Net realized and unrealized gain / loss 1,236,472
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,346,113

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 109,641 $ 61,812
Net realized gain 173,316 64,921
Change in net unrealized gain / loss 1,063,156 240,596
Increase in net assets from operations 1,346,113 367,329
Distributions to shareholders
Net earnings
Investor Class (55,858) (86,849)
I Class (79,486) (104,031)
Z Class (4,206) (4,042)
Decrease in net assets from distributions (139,550) (194,922)
Capital share transactions
*
Shares sold
Investor Class 214,125 242,609
I Class 574,779 588,081
Z Class 13,022 1,868
Distributions reinvested
Investor Class 53,982 84,420
I Class 71,463 95,330
Z Class 4,206 4,042
Shares redeemed
Investor Class (999,550) (640,871)
I Class (763,092) (853,276)
Z Class (44,106) (14,250)
Decrease in net assets from capital share
transactions (875,171) (492,047)

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase (decrease) during period 331,392 (319,640)
Beginning of period 5,621,356 5,940,996
End of period $ 5,952,748 $ 5,621,356
*Share information (000s)
Shares sold
Investor Class 3,386 4,076
I Class 8,997 10,013
Z Class 193 31
Distributions reinvested
Investor Class 882 1,451
I Class 1,165 1,634
Z Class 68 69
Shares redeemed
Investor Class (15,814) (10,834)
I Class (11,803) (14,279)
Z Class (658) (237)
Decrease in shares outstanding (13,584) (8,076)

T. ROWE PRICE International Discovery Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small-
to medium-sized companies outside the U.S. The fund has three classes of shares: the International Discovery Fund (Investor Class), the International
Discovery Fund–I Class (I Class) and the International Discovery
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE International Discovery Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU

T. ROWE PRICE International Discovery Fund

are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Discovery Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Discovery Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 245,705 $ 5,483,044 $ — $ 5,728,749
Preferred Stocks — — — —
Short-Term Investments 155,766 — — 155,766
Securities Lending Collateral 192,325 — — 192,325
Total $ 593,796 $ 5,483,044 $ — $ 6,076,840

T. ROWE PRICE International Discovery Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock
Connect program (Shanghai Stock Connect), through the Shenzhen-Hong
Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified
Foreign Institutional Investor (QFII) for all participating T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the
QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the
Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same
U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE International Discovery Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $182,465,000; the value of cash collateral and related investments was $192,325,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,774,226,000 and
$2,773,786,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/
tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.

T. ROWE PRICE International Discovery Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 104,167 $ —
Long-term capital gain 35,383 194,922
Total distributions $ 139,550 $ 194,922
($000s)
Cost of investments $ 5,130,931
Unrealized appreciation $ 1,686,352
Unrealized depreciation (766,154)
Net unrealized appreciation (depreciation) $ 920,198
($000s)
Undistributed ordinary income $ 139,870
Undistributed long-term capital gain 91,166
Net unrealized appreciation (depreciation) 920,198
Total distributable earnings (loss) $ 1,151,234

T. ROWE PRICE International Discovery Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE International Discovery Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $34,000 remain subject to repayment by the fund at

T. ROWE PRICE International Discovery Fund

October 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for
Price Associates; $1,596,000 for T. Rowe Price Services, Inc.; and $139,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.39% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(35) $(1,438)

T. ROWE PRICE International Discovery Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2024.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2024, the fund incurred $4,000 in interest expense related to outstanding borrowings on two days in the average amount of $10,850,000 and at an average annual rate of
6.92%. At October 31, 2024, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events

T. ROWE PRICE International Discovery Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Discovery Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Discovery Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Discovery Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Discovery Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$42,670,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $107,406,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $128,965,000 and foreign taxes paid of $13,794,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F38-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024